Insurance Contracts - Insurance Service Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance Contracts [Abstract]
Total incurred claims and other expenses	$ 21,064	$ 20,163
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	337	341
Insurance acquisition cash flows expensed as incurred	1,358	1,258
Changes related to future service (losses on onerous groups and reversals of such losses)	142	266
Changes related to past service (changes in FCF related to liability for incurred claims)	(2,487)	(2,397)
Total insurance service expenses	$ 20,414	$ 19,631